Consolidated Statements of Net Earnings - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Net sales	$ 1,458,603	$ 1,509,352	$ 1,385,280
Costs and expenses:
Cost of products sold	1,270,385	1,405,033	1,243,684
Selling, general, and administrative expense	81,209	81,072	76,343
Other operating (income) expense, net	(647)	(1,662)	1,174
Plant restructuring	425	3,550	70
Total costs and expenses	1,351,372	1,487,993	1,321,271
Operating income	107,231	21,359	64,009
Other income and expenses:
Interest expense, net of interest income of $699, $528 and $63, respectively	34,020	14,325	5,641
Loss from equity investment	0	0	7,775
Other non-operating income	(9,788)	(6,759)	(9,302)
Earnings before income taxes	82,999	13,793	59,895
Income taxes	19,681	4,562	13,695
Net earnings	$ 63,318	$ 9,231	$ 46,200
Earnings per share:
Basic (in dollars per share)	$ 8.64	$ 1.19	$ 5.28
Diluted (in dollars per share)	$ 8.56	$ 1.16	$ 5.24
Weighted average common shares outstanding:
Basic (in shares)	7,318	7,796	8,707
Diluted (in shares)	7,385	7,863	8,774